Share Capital and Warrants	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Share Capital and Warrants

30. SHARE CAPITAL AND WARRANTS
Cenovus is authorized to issue an unlimited number of common shares, and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors prior to issuance and subject to the Company’s articles.
B) Issued and Outstanding – Common Shares

	2023		2022
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,909,190	16,320	2,001,211	17,016
Issued Upon Exercise of Warrants	2,610	26	9,399	93
Issued Under Stock Option Plans	3,679	58	11,069	170
Purchase of Common Shares under NCIB	(43,611)	(373)	(112,489)	(959)
Outstanding, End of Year	1,871,868	16,031	1,909,190	16,320
As at December 31, 2023, there were 45.5 million (December 31, 2022 – 43.1 million) common shares available for future issuance under the stock option plan.
C) Normal Course Issuer Bid
On November 7, 2023, the Company received approval from the TSX to renew the Company’s NCIB program to purchase up to 133.2 million common shares during the period from November 9, 2023, to November 8, 2024.
For the year ended December 31, 2023, the Company purchased and cancelled 43.6 million common shares (2022 – 112.5 million) through the NCIB. The shares were purchased at a volume weighted average price of $24.32 per common share (2022 – $22.49) for a total of $1.1 billion (2022 – $2.5 billion). Paid in surplus was reduced by $688 million (2022 – $1.6 billion), representing the excess of the purchase price of the common shares over their average carrying value.
From January 1, 2024, to February 12, 2024, the Company purchased an additional 4.3 million common shares for $92 million. As at February 12, 2024, the Company can further purchase up to 118.3 million common shares under the NCIB.
D) Issued and Outstanding – Preferred Shares
For the year ended December 31, 2023, there were no preferred shares issued. As at December 31, 2023, there were 36 million preferred shares outstanding (December 31, 2022 – 36 million), with a carrying value of $519 million (December 31, 2022 – $519 million).

As at December 31, 2023	Dividend Reset Date	Dividend Rate (percent)	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58	10,740
Series 2 First Preferred Shares (1)	Quarterly	6.77	1,260
Series 3 First Preferred Shares	December 31, 2024	4.69	10,000
Series 5 First Preferred Shares	March 31, 2025	4.59	8,000
Series 7 First Preferred Shares	June 30, 2025	3.94	6,000
(1)The floating-rate dividend was 5.86 percent from December 31, 2022, to March 30, 2023 (December 31, 2021, to March 30, 2022 – 1.86 percent); 6.29 percent from March 31, 2023, to June 29, 2023 (March 31, 2022, to June 29, 2022 – 2.35 percent); 6.29 percent from June 30, 2023, to September 29, 2023 (June 30, 2022, to September 29, 2022 – 3.21 percent); and 6.89 percent from September 30, 2023, to December 30, 2023 (September 30, 2022, to December 30, 2022 – 5.05 percent).
Every five years, subject to certain conditions, the holders of first preferred shares will have the right, at their option, to convert their shares into a specified series of first preferred shares. On March 31, 2026, and on March 31 every five years thereafter, holders of series 1 and series 2 first preferred shares will have such option to convert their shares into the other series. On December 31, 2024, and on December 31 every five years thereafter, holders of series 3 and series 4 first preferred shares will have such option to convert their shares into the other series. On March 31, 2025, and on March 31 every five years thereafter, holders of series 5 and series 6 first preferred shares will have such option to convert their shares into the other series. On June 30, 2025, and on June 30 every five years thereafter, holders of series 7 and series 8 first preferred shares will have such option to convert their shares into the other series.
Each series of outstanding first preferred shares are entitled to receive a cumulative quarterly dividend, payable on the last day of March, June, September and December in each year, if, as and when declared by Cenovus’s Board of Directors. For the series 1, series 3, series 5 and series 7 first preferred shares, such dividend rate resets every five years at the rate equal to the sum of the five-year Government of Canada bond yield on the applicable calculation date plus 1.73 percent (series 1), 3.13 percent (series 3), 3.57 percent (series 5) and 3.52 percent (series 7). For the series 2, series 4, series 6 and series 8 first preferred shares, such dividend rate resets every quarter at the rate equal to the sum of the 90-day Government of Canada Treasury Bill yield on the applicable calculation date plus 1.73 percent (series 2), 3.13 percent (series 4), 3.57 percent (series 6) and 3.52 percent (series 8).
Every five years, subject to certain conditions, on the applicable conversion date Cenovus may, at its option, redeem all or any number of the then-outstanding series of first preferred shares by payment of an amount in cash for each share to be redeemed equal to $25.00. In addition, subject to certain conditions, on any other date Cenovus may, at its option, redeem all or any number of the then-outstanding series 2, series 4, series 6 and series 8 first preferred shares, by payment of an amount in cash for each share to be redeemed equal to $25.50. In each case, such payment shall also include all accrued and unpaid dividends thereon to but excluding the date fixed for redemption (less any tax or other amount required to be deducted and withheld).
Second Preferred Shares
There were no second preferred shares outstanding as at December 31, 2023 (December 31, 2022 – nil).
E) Issued and Outstanding – Warrants

	2023		2022
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	55,720	184	65,119	215
Exercised	(2,610)	(8)	(9,399)	(31)
Purchased and Cancelled	(45,485)	(151)	—	—
Outstanding, End of Year	7,625	25	55,720	184
The exercise price of the warrants is $6.54 per share.
On June 14, 2023, Cenovus purchased and cancelled 45.5 million warrants. The price for each warrant purchased represented a price of $22.18 per common share, less the warrant exercise price of $6.54 per common share, for a total of $711 million. Retained earnings was reduced by $560 million, representing the excess of the purchase price of the warrants over their average carrying value, and $2 million in transaction costs.
The purchased warrants were paid in full by December 31, 2023.
F) Paid in Surplus
Cenovus’s paid in surplus reflects the Company’s retained earnings prior to the split of Encana Corporation (now known as Ovintiv Inc. (“Ovintiv”)) under the plan of arrangement into two independent energy companies, Ovintiv and Cenovus. In addition, paid in surplus includes the excess of the purchase price of common shares over their average carrying value for shares purchased under the NCIB and stock-based compensation expense related to the Company’s NSRs discussed in Note 32.

	Retained Earnings Prior to Ovintiv Split	Stock-Based Compensation	Total
As at December 31, 2021	3,966	318	4,284
Stock-Based Compensation Expense	—	10	10
Purchase of Common Shares Under NCIB	(1,571)	—	(1,571)
Common Shares Issued on Exercise of Stock Options	—	(32)	(32)
As at December 31, 2022	2,395	296	2,691
Stock-Based Compensation Expense	—	11	11
Purchase of Common Shares Under NCIB	(688)	—	(688)
Common Shares Issued on Exercise of Stock Options	—	(12)	(12)
As at December 31, 2023	1,707	295	2,002